BALANCE SHEET INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
BALANCE SHEET INFORMATION
Balance Sheet Information

DECEMBER 31 (MILLIONS)	2012	2011

Accounts receivable, net
Accounts receivable	$2,298.3	$2,144.6
Allowance for doubtful accounts	(73.2)	(49.3)
Total	$2,225.1	$2,095.3
Inventories
Finished goods	$774.3	$745.5
Raw materials and parts	338.3	351.4
Inventories at FIFO cost	1,112.6	1,096.9
Excess of FIFO cost over LIFO cost	(24.5)	(27.3)
Total	$1,088.1	$1,069.6
Property, plant and equipment, net
Land	$158.9	$158.8
Buildings and improvements	562.1	483.8
Leasehold improvements	80.5	77.3
Machinery and equipment	1,281.2	1,206.1
Merchandising and customer equipment	1,812.5	1,682.7
Capitalized software	385.7	385.7
Construction in progress	207.2	182.7
	4,488.1	4,177.1
Accumulated depreciation	(2,079.0)	(1,881.7)
Total	$2,409.1	$2,295.4
Other intangible assets, net
Cost of intangible assets not subject to amortization:
Trade names	$1,230.0	$1,230.0
Cost of intangible assets subject to amortization:
Customer relationships	$2,588.6	$2,593.2
Trademarks	185.2	201.0
Patents	414.7	404.4
Other technology	174.8	174.6
	3,363.3	3,373.2
Accumulated amortization:
Customer relationships	(373.1)	(204.8)
Trademarks	(51.2)	(48.6)
Patents	(65.6)	(36.3)
Other technology	(59.3)	(38.3)
Total	$4,044.1	$4,275.2
Other assets
Deferred income taxes	$51.0	$61.9
Pension	7.0	22.3
Other	248.6	278.6
Total	$306.6	$362.8
Other current liabilities
Discounts and rebates	$244.4	$239.9
Dividends payable	—	60.0
Interest payable	19.5	51.0
Taxes payable, other than income	97.3	74.1
Derivative liabilities	9.9	3.3
Restructuring	116.6	57.5
Other	283.3	262.9
Total	$771.0	$748.7
Other liabilities
Deferred income taxes	$1,174.2	$1,249.2
Income taxes payable - noncurrent	81.5	80.8
Other	147.2	160.7
Total	$1,402.9	$1,490.7
Accumulated other comprehensive loss
Unrealized gain (loss) on derivative financial instruments, net of tax	$(13.6)	$(13.5)
Unrecognized pension and postretirement benefit expense, net of tax	(613.8)	(481.3)
Cumulative translation, net of tax	167.7	149.9
Total	$(459.7)	$(344.9)